SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Right of use assets, at cost, beginning	$ 683,117
Accumulated amortization, Beginning	338,371	$ 215,011
Charge for the year	30,840	123,360
Accumulated amortization, Ending	369,211	338,371
Right of use assets	$ 313,906	$ 344,746